Merger Transaction (Details) $ / shares in Units, shares in Thousands, $ in Thousands					6 Months Ended
	Mar. 11, 2025 $ / shares shares	Feb. 03, 2025 USD ($)	Aug. 21, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024
Merger Transaction [Line Items]
Fair value subscription receivable prepayment amount (in Dollars) | $					$ 20,800
Hatch Note [Member]
Merger Transaction [Line Items]
Converted shares				680
Convertible Promissory Note [Member]
Merger Transaction [Line Items]
Percentage of forgiveness				50.00%
USARE Class A Preferred Investor Warrants [Member]
Merger Transaction [Line Items]
Gross cash proceeds (in Dollars) | $			$ 25,500
Subscription receivable (in Dollars) | $			1,250
Aggregate purchase price (in Dollars) | $		$ 15,300
Shares issued				780
Common Stock [Member]
Merger Transaction [Line Items]
Exchange ratio					0.204
Shares issued				880
Price per share (in Dollars per share) | $ / shares				$ 12
Earnout and Forward Purchase Agreements [Member]
Merger Transaction [Line Items]
Proceeds from investment (in Dollars) | $			8,000
Forward Purchase Agreements [Member]
Merger Transaction [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 11
Fair value (in Dollars) | $					$ 20,400
Number of shares issued					1,890
Forward Purchase Agreements [Member] | Common Stock [Member]
Merger Transaction [Line Items]
Cash (in Dollars) | $					$ 20,800
Business Combination Agreement [Member]
Merger Transaction [Line Items]
Aggregate consideration (in Dollars) | $				$ 8,000
Cash held in trust (in Dollars) | $			$ 22,800
Minimum trading day period			20 days
Consecutive trading day period			30 days
Business Combination Agreement [Member] | Common Stock [Member]
Merger Transaction [Line Items]
Additional shares issued			10,100
Business Combination Agreement [Member] | Second Tranche [Member]
Merger Transaction [Line Items]
Additional shares issued			5,050
Market price per share (in Dollars per share) | $ / shares			$ 20
Mr. Michael Blitzer [Member]
Merger Transaction [Line Items]
Percentage of forgiveness			50.00%
Minimum [Member] | Business Combination Agreement [Member]
Merger Transaction [Line Items]
Market price per share (in Dollars per share) | $ / shares			$ 15
Maximum [Member] | Business Combination Agreement [Member]
Merger Transaction [Line Items]
Market price per share (in Dollars per share) | $ / shares			$ 20
Series A Preferred Stock [Member]
Merger Transaction [Line Items]
Shares issued				780
Series A Preferred Stock [Member] | Mr. Michael Blitzer [Member]
Merger Transaction [Line Items]
Shares issued				130
Series A Cumulative Convertible Preferred Stock Subject To Possible Redemption [Member]
Merger Transaction [Line Items]
12% Series A Convertible Preferred Stock subject to possible redemption					12.00%	12.00%
Earnout Shares [Member] | Business Combination Agreement [Member]
Merger Transaction [Line Items]
Additional shares issued			5,050
Class A Ordinary Shares [Member] | Forward Purchase Agreements [Member]
Merger Transaction [Line Items]
Shares issued	1,890
Floor price (in Dollars per share) | $ / shares	$ 4